MAROWIJNE RIVER - MINERAL RIGHTS PARTNERSHIP AGREEMENT	6 Months Ended	7 Months Ended
	May 31, 2013	Nov. 30, 2012
Marowijne River - Mineral Rights Partnership Agreement
NOTE 4 - MAROWIJNE RIVER - MINERAL RIGHTS PARTNERSHIP AGREEMENT

On May 30, 2012 Infinity Resources, Inc. (“Infinity”) entered in to a Mineral Rights Partnership Agreement with Surmi Company N.V. (“Surmi”) to acquire the exclusive right and option to an undivided 100% of the right, title and interest in and the property located in the district of Sipaliwini, along the left bank of Marowijine River in the Brokopondo mining district of Suriname, South America, under the following payment terms;

(a)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a minimum of $100,000 on or before December 31, 2013 ( first payment extended from March 31, 2013 to June 1, 2013 and to December 31, 2013); and
(b)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a further $125,000 on or before December 31, 2013; and
(c)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a further $125,000 on or before December 31, 2014.
(d)	Infinity further agrees to pay Surmi, commencing January 1, 2013 (first payment extended to December 31, 2013), the sum of $25,000 per annum for so long as Infinity, or its permitted assigns, holds any interest in the Claims.

On May 30, 2012 Infinity Resources, Inc. (“Infinity”) entered in to a Mineral Rights Partnership Agreement with Surmi Company N.V. (“Surmi”) to acquire the exclusive right and option to an undivided 100% of the right, title and interest in and the property located in the district of Sipaliwini, along the left bank of Marowijine River in the Brokopondo mining district of Suriname, South America, under the following payment terms;

(a)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a minimum of $100,000 on or before December 31, 2012 ( first payment extended to June 1, 2013); and
(b)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a further $125,000 on or before December 31, 2013; and
(c)	Infinity, or its permitted assigns, incurring exploration expenditures on the Claims of a further $125,000 on or before December 31, 2014.
(d)	Infinity further agrees to pay Surmi, commencing January 1, 2013 (first payment extended to June 1, 2013), the sum of $25,000 per annum for so long as Infinity, or its permitted assigns, holds any interest in the Claims.